Other Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Other Accrued Liabilities
Other Accrued Liabilities
Other accrued liabilities included the following as of December 31, (in millions):

	2011	2010
Customer accruals	$250.7	$280.9
Accruals for manufacturing, marketing and freight expenses	105.1	108.9
Accrued self-insurance liabilities	66.8	73.1
Accrued pension, defined contribution and other postretirement benefits	54.6	45.3
Accrued contingencies, primarily legal, environmental and warranty	37.2	39.1
Accrued restructuring (See Footnote 4)	33.0	33.5
Other	146.1	117.4
Other accrued liabilities	$693.5	$698.2

Customer accruals are promotional allowances and rebates, including cooperative advertising, given to customers in exchange for their selling efforts and volume purchased. The self-insurance accrual is primarily casualty liabilities such as workers’ compensation, general and product liability and auto liability and is estimated based upon historical loss experience combined with actuarial evaluation methods, review of significant individual files and the application of risk transfer programs.